Accumulated Other Comprehensive Loss (Details) $ in Millions	12 Months Ended
Mar. 31, 2023 USD ($)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 1,332.9
Other comprehensive gain (loss)	(31.3)
Ending balance	1,611.4
Accumulated Other Comprehensive (Loss) Gain
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(22.0)
Ending balance	(53.3)
Cash Flow Hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0.2
Other comprehensive gain (loss)	0.0
Ending balance	0.2
Pension Actuarial (Loss) Gain
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(0.3)
Other comprehensive gain (loss)	2.1
Ending balance	1.8
Foreign Currency Translation Adjustments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(21.9)
Other comprehensive gain (loss)	(33.4)
Ending balance	$ (55.3)